Long-Term Debt - Repayment of Long-Term Debt (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Due within 1 year	CAD 251
Due in year 2	931
Due in year 3	679
Due in year 4	725
Due in year 5	1,756
Thereafter	16,877
Long-term Debt	21,219	CAD 11,244
Subsidiaries
Debt Instrument [Line Items]
Due within 1 year	249
Due in year 2	929
Due in year 3	556
Due in year 4	544
Due in year 5	460
Thereafter	12,963
Long-term Debt	15,701
Corporate
Debt Instrument [Line Items]
Due within 1 year	2
Due in year 2	2
Due in year 3	123
Due in year 4	181
Due in year 5	1,296
Thereafter	3,914
Long-term Debt	CAD 5,518